Geographic Information (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Non-current operating assets:	$ 1,201,045	$ 1,110,132
United States
Disclosure of geographical areas [line items]
Non-current operating assets:	1,066,260	1,002,992
Australia
Disclosure of geographical areas [line items]
Non-current operating assets:	127,418	107,015
India
Disclosure of geographical areas [line items]
Non-current operating assets:	$ 7,367	$ 125